Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund
Allianz RCM China Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in  the "Classes of Shares" section beginning on page 184 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM China Equity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM China Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.10%	0.25%	3.94%	5.29%	(3.56%)	[1]	1.73%	[1]
Class C	1.10%	1.00%	4.64%	6.74%	(4.18%)	[1]	2.56%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.73% for Class A shares and 2.56% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and,
for all other periods, on Total Annual Fund Operating Expenses.
Expense Example Allianz RCM China Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	716	1,746	2,769	5,302
Class C	359	1,616	2,926	6,007

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM China Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	716	1,746	2,769	5,302
Class C	259	1,616	2,926	6,007

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year on November 30, 2011 was 132% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider "Chinese companies" as those companies that
(i) are incorporated in mainland China, (ii) derive at least 50% of their revenue or profits from business activities in mainland
China, or (iii) maintain at least 50% of their assets in mainland
China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as
"H-shares") or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as
"Red-chips"), though the Fund may invest in Chinese companies listed on exchanges in other countries, such as Singapore or the
United States. Under normal circumstances, no more than 20% of the
Fund's assets will be invested in Chinese companies listed on the
Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, mainland China's currency) or B-shares
(which are denominated in the United States dollar or the Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization and may invest without limit in emerging market securities. The portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio and seek to identify investment  opportunities based on fundamental analysis. The portfolio managers
focus on growth securities that they believe are trading at
reasonable valuations, securities with positive transformations
(e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. The Fund is "non-diversified,"
which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to equity securities (such as preferred stocks,
convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock
index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in Chinese companies, it is particularly affected by events or factors relating to China (Focused Investment Risk, China-Related
Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets
Risk, Currency Risk). Other principal risks include: Credit Risk
(an issuer or counterparty may default on obligations); Derivatives
Risk (derivative instruments are complex, have different
characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased
volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase
volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2011-12/31/2011 11.65% Lowest 07/01/2011-09/30/2011 -26.33%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans  or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM China Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	(26.76%)	(2.81%)	Jun. 07, 2010
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(29.68%)	(5.66%)	Jun. 07, 2010
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(17.19%)	(3.87%)	Jun. 07, 2010
Class C	Class C - Before Taxes	(23.69%)	0.20%	Jun. 07, 2010
MSCI China Index	MSCI China Index	(18.41%)	(3.21%)	Jun. 07, 2010
Lipper China Region Funds Average	Lipper China Region Funds Average	(24.00%)	(3.82%)	Jun. 07, 2010